Earning per unit and cash distributions - Additional information (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Mar. 26, 2020 shares	Aug. 16, 2019	Mar. 21, 2019 shares	Sep. 14, 2018 shares	Mar. 23, 2018 shares	Jun. 03, 2016 shares	Aug. 31, 2020 shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution | $								$ 400	$ 1,598	$ 1,597
Subordinated Units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution | $										688
Conversion ratio		1						1
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	8,100		10,917	28,018	14,584	21,500	15,378
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders								85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights								15.00%
Incentive Distribution Right Target Distribution Per Unit | $ / shares								$ 0.421875
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders								75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights								25.00%
Incentive Distribution Right Target Distribution Per Unit | $ / shares								$ 0.50625
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders								50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights								50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights								100.00%
Incentive Distribution Right Target Distribution Per Unit | $ / shares								$ 0.388125
Common units Hegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution | $										$ 908